Equity Investments - Additional Information (Details) - USD ($)	Jan. 31, 2024	Dec. 31, 2023
Investment In Frontier Medicines [member]
Disclosure of financial assets [line items]
Equity investment	$ 40,000,000
Non-listed company [member]
Disclosure of financial assets [line items]
Equity investment		$ 15,000,000